Consolidated statements of cash flows - USD ($) $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Cash flows from operating activities
Cash generated from operations		$ 1,082.8	$ 1,056.3	[1]	$ 1,424.3	[1]
Interest paid		(207.1)	(227.1)	[1]	(301.8)	[1]
Bank loan costs		(47.9)	0.0	[1]	(101.2)	[1]
Tax paid		(149.6)	(167.4)	[1]	(99.5)	[1]
Net cash generated from operating activities		678.2	661.8	[1]	921.8	[1]
Cash flows from/(used in) investing activities
Payments for intangible assets		(60.6)	(29.3)	[1]	(92.1)	[1]
Purchase of property, plant and equipment		(26.3)	(56.3)	[1]	(40.1)	[1]
Finance leases		0.0	0.0		(0.7)	[1]
Interest received		2.4	26.6	[1]	9.2	[1]
Payment for acquisition of business		(6.0)	(89.0)	[1]	(19.2)	[1]
Net cash acquired with acquisitions		0.0	1.2	[1]	321.7	[1]
Investing cash flows generated from disposals		1.3	20.0	[1]	0.0	[1]
Investing cash flows generated from discontinued operation, net of cash disposed		0.0	2,473.5	[1]	0.0	[1]
Tax paid on divestiture gain		0.0	(264.6)	[1]	0.0	[1]
Net cash (used in)/from investing activities		(89.2)	2,082.1	[1]	178.8	[1]
Cash flows used in financing activities
Investment in non-controlling interest		0.0	0.0	[1]	(0.1)	[1]
Proceeds from issue of ordinary share capital		2.6	3.1	[1]	5.8	[1]
Purchase of treasury shares and related expenses		0.0	(544.7)	[1]	(171.7)	[1]
Return of Value paid to shareholders		0.0	(1,800.0)	[1]	(500.0)	[1]
Expenses relating to Return of Value		0.0	(1.0)	[1]	0.0	[1]
Repayment of working capital in respect of the HPE Software business acquisition		0.0	0.0		(225.8)	[1]
Payment for lease liabilities (2019: payment for finance lease liabilities)		(80.1)	(12.9)	[1]	0.0	[1]
Settlement of foreign exchange derivative		(21.8)	0.0	[1]	0.0	[1]
Repayment of bank borrowings		(1,589.7)	(212.6)	[1]	(252.9)	[1]
Proceeds from bank borrowings		1,490.8	0.0	[1]	1,043.8	[1]
Dividends paid to owners		0.0	(439.2)	[1]	(542.2)	[1]
Net cash used in financing activities		(198.2)	(3,007.3)	[1]	(643.1)	[1]
Effects of exchange rate changes		(9.3)	(1.8)	[1]	15.3	[1]
Net increase/(decrease) in cash and cash equivalents		381.5	(265.2)	[1]	472.8	[1]
Cash and cash equivalents at beginning of period	[1]	355.7	620.9		151.0
Cash equivalents		737.2	355.7	[1]	623.8	[1]
Reclassification to current assets classified as held for sale		0.0	0.0	[1]	(2.9)	[1]
Cash and cash equivalents at end of period		$ 737.2	$ 355.7	[1]	$ 620.9	[1]

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.